Equity - Schedule of Reconciliation of Shareholders' Equity Movement (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Beginning balance (in shares)	79,295,691	79,119,572	78,269,952
Issue of shares on vesting of RSUs (in shares)		760,439
Issue of shares to debenture holders (in shares)	178,519	89,181
Issue of shares on exercise of warrants (in shares)	100
Cancellation of shares (in shares)	(2,500)
$
Issue of shares on vesting of RSUs		$ 76
Issue of shares to debenture holders	$ 18	$ 9
Issue of shares on exercise of warrants	0
Cancellation of shares	$ 0